BANK PREMISES AND EQUIPMENT (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bank Premises and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 66,716	$ 66,458
Operating Leases, Rent Expense	203	193	195
Construction in Progress [Member]
Bank Premises and Equipment [Line Items]
Property, Plant and Equipment, Gross, Total	$ 35	$ 81